                                                   Filed Pursuant to Rule 497(e)
                                                 Registration File No.: 2-57209

                        SUPPLEMENT DATED NOVEMBER 1, 2004
                                       TO
                               DAVIS SERIES, INC.
                                 ABC PROSPECTUS
                                       AND
                                  Y PROSPECTUS
                                DATED MAY 1, 2004

(1) ABC & Y The following disclosure are added to the Principal Risks of Davis
Opportunity Fund, Davis Financial Fund, Davis Real Estate Fund, and Davis
Appreciation & Income Fund:

o  FOREIGN COUNTRY RISK. The Fund may invest a significant portion of its assets in companies operating, incorporated, or principally traded in foreign countries. Investing in foreign countries involves risks that may cause the
   Fund's performance to be more volatile than it would be if we invested solely in the United States. Foreign economies may not be as strong or as diversified, foreign political systems may not be as stable, and foreign financial reporting standards may not be as rigorous as they are in the
   United States. In addition, foreign capital markets may not be as well developed, so securities may be less liquid, transaction costs may be higher, and investments may be subject to government regulation. Securities issued by foreign companies are frequently denominated in foreign currencies. The change in value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of securities denominated in that foreign currency. The Fund generally does not hedge its currency risk. When the value of a foreign currency falls against the U.S. dollar, the value of the Fund's shares will tend to decline.

(2) ABC & Y The following disclosure is added to the section entitled "Davis
Advisors":

A discussion regarding the basis for the board of directors approving the investment advisory and sub-advisory agreements is available in the Statement of
Additional Information. The directors will consider whether to re-approve the advisory and sub-advisory agreements in 2005, the basis for their decision will be included in the Fund's June 2005 semi-annual report.

(3) ABC & Y The section entitled "Other Investment Strategies" is re-titled
"Additional Information About Investments". The section discussing investments in foreign investments is deleted and the following disclosure is added:

EXECUTION OF PORTFOLIO TRANSACTIONS

The Adviser places orders with broker-dealers for Davis Funds portfolio transactions. The Adviser seeks to place portfolio transactions with brokers or dealers who will execute transactions as efficiently as possible and at the most favorable net price. In placing executions and paying brokerage commissions or dealer markups, the Adviser considers price, commission, timing, competent block trading coverage, capital strength and stability, research resources, and other factors. Subject to best price and execution, the Adviser may place orders for
Davis Funds' portfolio transactions with broker-dealers who have sold shares of
Davis Funds. In placing orders for Davis Funds' portfolio transactions, the
Adviser does not commit to any specific amount of business with any particular broker-dealer. Further, when the Adviser places orders for Davis Funds'
portfolio transactions, it does not give any consideration to whether a broker-dealer has sold shares of Davis Funds.

(4) ABC & Y the existing disclosure in the section entitled "Valuation of
Portfolio Securities" is deleted and the following disclosure is substituted:

VALUATION OF PORTFOLIO SECURITIES

Your shares will be purchased at the net asset value, or sold at the net asset value next determined after Davis Funds' transfer agent receives and accepts your request.

Securities are valued primarily on the basis of market quotations. However,
Davis Funds have adopted procedures for making "fair value" determinations if market quotations are not readily available. The Funds use fair value prices any time the Adviser concludes that reliable market quotations for its portfolio securities are not readily available from an approved third party pricing service or from independent brokers. Examples of when fair value pricing may be used include illiquid or thinly traded securities, and securities whose values have been affected by a significant event occurring after the close of their primary markets. The use of fair value pricing by the Funds may cause the net asset value of their shares to differ significantly from the net asset value that would be calculated using last reported prices.

If any of the Funds' securities are traded in markets that close at different times, events affecting portfolio values that occur after the time that their prices are determined and the Fund's shares are priced may not be reflected in the Fund's share price. Likewise, because foreign securities trade in markets and exchanges that operate on U.S. holidays and weekends, the value of some of the Fund's foreign investments might change significantly on those days when investors cannot buy or redeem shares. Davis Funds have adopted procedures designed to identify and react to significant events in foreign markets that would have a material effect on a Fund's net asset value. Notwithstanding, the net asset value of a Fund's shares may change on days when shareholders will not be able to purchase or redeem Fund shares.

Securities denominated in foreign currencies and traded in foreign markets will have their value converted into U.S. dollar equivalents at the prevailing market rate as computed by State Street Bank and Trust. Fluctuation in the value of foreign currencies in relation to the U.S. dollar may affect the net asset value of a Fund's shares even if there has not been any change in the foreign currency price of that Fund's investments.

Davis Government Money Market Fund typically values all of its investments at amortized cost. Normally, the share price of Davis Government Money Market Fund does not fluctuate. However, if there are unusually rapid changes in interest rates that the Fund's Board of Directors believes will cause a material deviation between the amortized cost of the Fund's debt securities and the market value of those securities, the Board will consider taking temporary action to maintain a fixed price or to prevent material dilution or other unfavorable consequences to Fund shareholders. This temporary action could include withholding dividends, paying dividends out of surplus, realizing gains or losses, or using market valuation to calculate net asset value rather than amortized cost.

PORTFOLIO HOLDINGS. A description of the Funds' policies and procedures with respect to the disclosure of the Funds' portfolio holdings is available in the
Funds' Statement of Additional Information.

The Funds' portfolio holdings are published and mailed to shareholders twice a year in the annual and semi-annual reports which are mailed approximately 60 days after the end of the Funds' second and fourth fiscal quarters. In addition, the Funds file their portfolio holdings with the SEC four times a year, 60 days after the end of each of the Funds' fiscal quarters. These filings may be viewed on the SEC's website. The Fund publishes its top 10 holdings in a fact sheet four times a year. The Fund's fact sheets are available on the Davis Funds website (www.davisfunds.com) approximately 60 days after the end of the Fund's fiscal quarter, and remain available on the website until updated.

(5) ABC & Y the existing disclosure in the section entitled "Other Compensation
Paid to Dealers and Other Financial Intermediaries" is deleted and the following disclosure is substituted:

OTHER COMPENSATION PAID TO DEALERS AND OTHER FINANCIAL INTERMEDIARIES

The Distributor for the Davis Funds, Davis Distributors, LLC (the
"Distributor"), makes substantial payments to qualifying dealers who sell Davis
Funds' shares. Qualifying dealers may receive: (i) sales commissions from sales charges paid by purchasing shareholders; (ii) distribution and service fees from the Funds' 12b-1 distribution plans; (iii) shareholder servicing fees from the
Funds for servicing investors who hold Davis Funds shares through dealer-controlled omnibus accounts; and (iv) other compensation, described below, paid by the Distributor from its own resources, which may include management fees paid to the Advisor by the Davis Funds and other clients.

Other compensation paid by the Distributor from its own resources may include
(i) marketing support payments including business planning assistance, educating personnel about the Davis Funds, and shareholder financial planning needs, placement on the dealer's list of offered funds, and access to sales meetings, sales representatives and management representatives of the dealer; and (ii)
financial assistance paid to dealers that enable the Distributor to participate in and/or present at conferences or seminars, sales or training programs for invited registered representatives and other employees, client and investor events and other dealer-sponsored events. A number of factors are considered in determining payments, including the dealer's sales and assets, and the quality of the dealer's relationship with the Distributor.

The Distributor routinely sponsors due diligence meetings for registered representatives during which they receive updates on various Davis funds and are afforded the opportunity to speak with portfolio managers. Invitation to these meetings is not conditioned on selling a specific number of shares. Those who have shown an interest in Davis funds, however, are more likely to be considered. To the extent permitted by their firm's policies and procedures, registered representatives' expenses in attending these meetings may be covered by the Distributor.

The Distributor may offer other compensation to the extent not prohibited by state or federal laws, the Securities and Exchange Commission, or any self-regulatory agency, such as the NASD. The Statement of Additional
Information provides more information concerning these payments. Investors should consult their financial intermediary regarding the details of the payments they may receive in connection with the sale of Davis Fund shares.

(6) ABC The following disclosure is added to the section entitled "Reduction of
Class A Shares Initial Sales Charge"

To qualify for a reduction in Class A shares initial sales charge you must provide records of all Davis Funds shares owned which you wish to count towards the sales charge reduction.

(7) ABC The existing disclosure in the section entitled "Under Rights of
Accumulation" is deleted and the following disclosure is substituted:

UNDER RIGHTS OF ACCUMULATION. If you notify your dealer or our Distributor, you can include the Class A, B and C shares in Davis Funds you already own
(excluding shares in Davis Government Money Market Fund) when calculating the price for your current purchase. These shares are valued at current net asset value to determine whether or not you qualify for a reduction in the sales charge.

(8) ABC The following disclosure is added to the section entitled "How to Open an Account"

You can open an account if you initially invest at least $1,000 per fund.

(9) ABC The following disclosure is added to the section entitled "Making
Automatic Investments":

The account minimum of $1,000 must be met prior to establishing an automatic investment plan. The account minimum of $1,000 will be waived if you meet the
$1,000 minimum requirement within one year and purchases are made automatically every month through your employer as part of a qualified plan.

(10) ABC The three bullet-points in the section entitled "Check Writing
Privilege for Davis Government Money Market Fund" are deleted and the following bullet-point disclosure is substituted:

(1)  for $250 or more from their accounts. Checks written for less than $250 will be honored and a $20 service free will be debited from the account;
(2)  so long as the account balance is at least $1,000 after the check has been paid. If a check is presented for payment which would bring the account balance to less than $1,000 a $20 service fee will be debited from the account and check writing privileges may be suspended; and
(3)  subject to the rules prescribed by State Street Bank and Trust. The Funds and State Street Bank and Trust reserve the right to modify these rules at any time.

The following disclosure is added to the section entitled "Check Writing
Privilege for Davis Government Money Market Fund":

If you write a check on your Davis Government Money Market Fund account and you do not have sufficient shares in your account to cover the check, or if your check is presented for payment before your purchase check has cleared, the check will be returned and your account will be assessed an insufficient funds fee of
$20.00.

(11) ABC The section entitled "Small Accounts" is deleted

(12) ABC & Y the existing disclosure in the section entitled "Market Timing" is deleted and the following disclosure is substituted:

MARKET TIMING

Davis Funds discourage short-term or excessive trading, often referred to as
"market timing," and intend to seek to restrict or reject such trading or take other action if in the judgment of the Adviser such trading may be detrimental to the interests of a Fund and its long-term shareholders. Market timing strategies may dilute the value of fund shares held by long-term shareholders, interfere with the efficient management of the Fund's portfolio, and increase brokerage and administrative costs.

The Board of Directors has adopted policies and procedures with respect to the frequent purchases and redemption of fund shares, Currently, four round-trip exchanges between Davis Funds are allowed during a calendar year. You may make an unlimited number of exchanges out of Davis Government Money Market Fund.
Automatic exchanges are excluded from this provision. The Distributor must approve in writing any exchanges above the limit.

Davis Funds use several methods to reduce the risk of market timing. These methods include: (i) limiting annual exchange activity per fund account; and
(ii) committing staff to selectively review on a continuing basis recent trading activity in order to identify trading activity that may be contrary to the
Funds' market timing policy..

If Davis Funds determine that your purchase or exchange patterns reflect a market timing strategy, Davis Funds reserve the right to take any action permitted under applicable rules and standards, including but not limited to:
(i) refusing to accept your orders to purchase Fund shares, and/or (ii)
restricting the availability of exchanges through telephone requests, facsimile transmissions, automated telephone services, internet services or any electronic transfer services.

While Davis Funds encourages financial intermediaries to apply the Funds'
marketing timing policy to their customers who invest indirectly in the Funds,
Davis Funds are limited in their ability to monitor the trading activity or enforce the Funds' market timing policy with respect to customers of financial intermediaries.

(13) ABC In the section entitled "Involuntary Redemptions" the dollar amounts are increased from $250 to $500.

(14) ABC & Y the existing disclosure in the section entitled "Obtaining
Additional Information" is deleted and the following disclosure is substituted:

Additional information about the Fund's investments is available in the Funds'
ANNUAL AND SEMI-ANNUAL REPORTS to shareholders. In the Funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. The
Statement of Additional Information provides more detailed information about
Davis Funds and their management and operations. The Statement of Additional
Information and the Funds' annual and semi-annual reports are available, without charge, upon request.

The Davis Funds' Statement of Additional Information and Annual Report have been filed with the Securities and Exchange Commission, are incorporated by reference, and are legally a part of this prospectus.

K HOW TO GET MORE INFORMATION (Including annual report, semi-annual report and Statement of Additional Information)

o    BY TELEPHONE. Call Davis Funds toll-free at 1-800-279-0279, Monday through
     Friday, 9 a.m. to 6 p.m. Eastern Time. You may also call this number for account inquiries.

o    BY MAIL. Write to State Street Bank and Trust Company, c/o Davis Funds,
     P.O. Box 8243, Boston, MA 02266-8243.

o    ON THE INTERNET. WWW.DAVISFUNDS.COM.

o    FROM THE SEC. Additional copies of the registration statement can be obtained, for a duplicating fee, by writing the Public Reference Section of the SEC, Washington, DC 20549-0102, or by sending an electronic request to
     publicinfo@sec.gov. Reports and other information about the Funds are also available by visiting the SEC website (WWW.SEC.GOV). For more information on the operations of the Public Reference Room, call 1-202-942-8090.

Investment Company Act File No. 811-2679